INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	$ 2,687
Non cash additions	0	$ 5
Cost at end of year	2,847	2,687
Cost
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	3,332	3,527
Additions, net of disposals	81	38
Foreign currency translation	216	(238)
Cost at end of year	$ 3,629	$ 3,332